EQUITY (Details)	12 Months Ended
	Dec. 31, 2017 class shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
Schedule of Partnership Units [Line Items]
Number of classes of shares | class	5
Stock conversion ratio	1
Period over which price is calculated	20 days
General partner
Schedule of Partnership Units [Line Items]
Proportion of voting rights held by non-controlling interests	1.00%
Units outstanding (in shares)	139,000	139,000	139,000	139,000
Limited partners
Schedule of Partnership Units [Line Items]
Proportion of voting rights held by non-controlling interests	49.00%
Units outstanding (in shares)	254,989,000	260,222,000	261,486,000	254,080,000
Redeemable and Exchangeable Units
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)	432,649,105	432,649,105	432,649,105
Special LP Units
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)	4,759,997	4,759,997	4,759,997